Right-of-Use Assets (Tables)	6 Months Ended
Jul. 31, 2020
Right-of-use Assets
Disclosure of Right-of-Use Assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see note 8).

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	23,392	417	23,809
Additions to right-of-use-assets	2,344	-	2,344
Depreciation charge for the period	(3,582)	(61)	(3,643)
Impairment of right-of-use assets	(1,221)	-	(1,221)
Foreign exchange movements	(6)	-	(6)
Balance at 31 July 2020	20,927	356	21,283

Disclosure of Amounts Recognised in Profit or Loss	Amounts recognised in profit or loss
	31 July 2020	31 July 2019
	NZ $000’s	NZ $000’s

Interest of lease liabilities (Note 6b)	713	857